Schedule of Investments – IQ Healthy Hearts ETF

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks — 99.8%
Australia - 0.5%
Ramsay Health Care Ltd.	919	$43,141

Canada - 1.0%
George Weston Ltd.	324	41,563
Loblaw Cos. Ltd.	459	41,003

Total Canada		82,566

China - 0.5%
China Traditional Chinese Medicine Holdings Co., Ltd.	87,020	41,631

Denmark - 5.8%
Novo Nordisk A/S, Class B	3,401	468,210

France - 1.5%
Danone SA	769	42,017
Sanofi	858	83,557

Total France		125,574

Germany - 2.3%
adidas AG	313	50,100
Fresenius SE & Co. KGaA	1,511	43,536
Puma SE	780	52,826
Siemens Healthineers AG	753	40,129

Total Germany		186,591

Italy - 0.6%
Moncler SpA	809	50,257

Japan - 2.1%
Asahi Intecc Co., Ltd.	2,166	37,675
Asics Corp.	1,857	43,839
Nihon Kohden Corp.	1,715	44,904
Shimano, Inc.	233	41,191

Total Japan		167,609

Malaysia - 0.5%
IHH Healthcare Bhd	30,132	41,817

Netherlands - 0.6%
Basic-Fit NV*(a)	1,505	49,198

Norway - 0.6%
Mowi ASA	2,571	47,375

South Africa - 0.5%
Netcare Ltd.	47,044	38,575

South Korea - 0.6%
Fila Holdings Corp.	1,628	51,148

Spain - 0.6%
Fluidra SA(a)	2,647	46,456

Sweden - 0.5%
Thule Group AB	1,706	40,589

Switzerland - 5.6%
Mediclinic International PLC	6,725	41,114
Novartis AG	4,607	413,489

Total Switzerland		454,603

Taiwan - 1.5%
Feng TAY Enterprise Co., Ltd.	6,745	44,255
Giant Manufacturing Co., Ltd.	5,210	35,572
Merida Industry Co., Ltd.	6,837	41,330

Total Taiwan		121,157

Thailand - 1.1%
Bangkok Dusit Medical Services PCL	49,925	44,995
Bumrungrad Hospital PCL	6,641	43,656

Total Thailand		88,651

United Kingdom - 5.3%
AstraZeneca PLC	3,050	397,640
Frasers Group PLC*	3,762	36,264

Total United Kingdom		433,904

United States - 68.1%
Abbott Laboratories	3,771	416,884
Acadia Healthcare Co., Inc.*	468	39,321
Alphabet, Inc., Class A*	4,138	409,000
Apple, Inc.	2,728	393,623
Boston Scientific Corp.*	1,103	51,014
Bristol-Myers Squibb Co.	5,090	369,788
Centene Corp.*	476	36,290
Cytokinetics, Inc.*(a)	993	42,183
Edwards Lifesciences Corp.*	529	40,574
Elevance Health, Inc.	183	91,498
Eli Lilly & Co.	1,105	380,286
Encompass Health Corp.	707	44,152
Garmin Ltd.	444	43,903
General Mills, Inc.	487	38,161
HCA Healthcare, Inc.	169	43,107
Healthcare Services Group, Inc.	2,924	39,386
Inari Medical, Inc.*(a)	539	30,750
Ionis Pharmaceuticals, Inc.*	972	38,754
Johnson & Johnson	2,276	371,944
Kellogg Co.	555	38,062
Lantheus Holdings, Inc.*	691	39,733
Medical Properties Trust, Inc.	3,087	39,977
Medifast, Inc.	336	37,447
Medtronic PLC	1,026	85,866
Merck & Co., Inc.	3,752	403,002
Merit Medical Systems, Inc.*	563	40,170
Molina Healthcare, Inc.*	124	38,667
Nestle SA	3,385	410,732
NIKE, Inc., Class B	960	122,237
Peloton Interactive, Inc., Class A*	4,016	51,927
Pentair PLC	875	48,458
Penumbra, Inc.*	206	51,584
Pfizer, Inc.	8,196	361,935

Schedule of Investments – IQ Healthy Hearts ETF (continued)

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Planet Fitness, Inc., Class A*	529	$44,780
Pool Corp.	123	47,430
Rhythm Pharmaceuticals, Inc.*	1,628	44,526
Select Medical Holdings Corp.	1,667	48,460
Shockwave Medical, Inc.*(a)	153	28,753
Tenet Healthcare Corp.*	877	48,103
Topgolf Callaway Brands Corp.*	1,979	48,466
Under Armour, Inc., Class A*	4,178	51,765
United Therapeutics Corp.*	151	39,739
UnitedHealth Group, Inc.	752	375,391
Vail Resorts, Inc.	152	39,876
VF Corp.	1,177	36,416

Total United States		5,544,120

Total Common Stocks
(Cost $7,785,402)		8,123,172

Short-Term Investments — 0.7%

Money Market Funds — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b)(c)	48,943	48,943
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(b)	4,271	4,271
Total Short-Term Investments
(Cost $53,214)		53,214

Total Investments — 100.5%
(Cost $7,838,616)		8,176,386
Other Assets and Liabilities, Net — (0.5)%		(33,658)
Net Assets — 100.0%		$8,142,728

Industry	Value	% of Net Assets
Health Care	$5,426,545	66.6%
Consumer Discretionary	1,023,367	12.6
Consumer Staples	696,360	8.6
Communication Services	409,000	5.0
Information Technology	393,623	4.8
Industrials	134,300	1.7
Money Market Funds	53,214	0.7
Real Estate	39,977	0.5
Total Investments	$8,176,386	100.5%
Other Assets and Liabilities, Net	(33,658)	(0.5)
Total Net Assets	$8,142,728	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $168,324; total market value of collateral held by the Fund was $173,735. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $124,790.
(b)	Reflects the 1-day yield at January 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments – IQ Healthy Hearts ETF (continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$8,123,172	$–	$–	$8,123,172
Short-Term Investments:
Money Market Funds	53,214	–	–	53,214
Total Investments in Securities	$8,176,386	$–	$–	$8,176,386

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended January 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.